STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses	$ 1,764,792	$ 541,229
Loss from operations	(1,764,792)	(541,229)
Other income (expense)
Interest earned on marketable securities held in Trust Account	2,967,733	1,684,555
Change in fair value of due to non-redeeming stockholders	(480,000)
Total other income, net	2,487,733	1,684,555
Income before provision for income taxes	722,941	1,143,326
Provision for income taxes	(810,659)	(421,211)
Net (loss) income	$ (87,718)	$ 722,115
Common stock subject to possible redemption
Other income (expense)
Basic weighted average shares outstanding	6,178,617	11,500,000
Diluted weighted average shares outstanding	6,178,617	11,500,000
Basic net income (loss) per common share	$ 0.17	$ 0.07
Diluted net income (loss) per common share	$ 0.17	$ 0.07
Non-redeemable common stock
Other income (expense)
Basic weighted average shares outstanding	3,336,500	3,336,500
Diluted weighted average shares outstanding	3,336,500	3,336,500
Basic net income (loss) per common share	$ (0.33)	$ (0.02)
Diluted net income (loss) per common share	$ (0.33)	$ (0.02)